CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue	$ 0	$ 0	$ 0	$ 142,827
Cost of revenue	(49,806)	359,950	181,373	1,950,632
Gross margin	49,806	(359,950)	(181,373)	(1,807,805)
Operating expenses:
Research and development	0	206,474	184,563	1,656,350
Selling and marketing	790,779	113,445	1,861,112	385,965
General and administrative	1,883,497	1,796,774	8,057,531	6,390,017
Total operating expenses	2,674,276	2,116,693	10,103,206	8,432,332
Loss from operations	(2,624,470)	(2,476,643)	(10,284,579)	(10,240,137)
Non-operating income (loss):
Interest income	48,090	721	74,669	17,202
Interest expense	(35,405)	(1,076,607)	(389,837)	(3,384,422)
Change in fair value of warrant liabilities	(1,392,598)	369,674	(1,282,284)	2,156,186
Change in fair value of derivative liability	0	141,100	37,900	141,100
Change in fair value of convertible note receivable	(1,044,294)	0	(1,055,694)	0
Change in fair value of notes payable	(44,800)	0	(1,211,173)	0
Change in fair value of SEPA liability	(646,443)	0	(906,950)	0
Change in fair value of claims settlement liability	2,584,724	0	2,584,724	0
Loss on issuance of warrants	(8,756,303)	(0)	(8,756,303)	(0)
Loss on issuance of notes payable	(443,466)	0	(1,917,562)	0
Loss on issuance of SEPA	0	0	(2,582,724)	0
Loss on extinguishment of accounts payable	(6,513,554)	0	(6,513,554)	0
Gain (Loss) on Extinguishment of Debt	(3,265,002)	(1,303,969)	(10,138,337)	(11,597,803)
SEPA fees and issuance costs	(28,451)	0	(1,103,451)
Gain on sale of intellectual property intangible assets	0	0	8,961,872	0
Loss on impairment of inventories, property and equipment and operating lease right-of-use asset	0	0	(6,064,823)	0
Interest expense recognized on remeasurement of preferred stock liability	0	0	(10,398,050)	0
Other income (loss), net	(259,624)	0	(311,840)	218,169
Loss before provision for income taxes	(22,421,596)	(4,345,724)	(51,257,996)	(22,689,705)
Provision for income taxes	0	0	0	0
Net loss	(22,421,596)	(4,345,724)	(51,257,996)	(22,689,705)
Reclassification of convertible preferred stock from mezzanine equity to liability	0	0	10,398,050	0
Deemed dividend in connection with modification of pre-funded warrants	0	0	(3,076,380)	0
Net loss available to common shareholders	$ (22,421,596)	$ (4,345,724)	$ (43,936,326)	$ (22,689,705)
Net loss per common share, basic	$ (0.2)	$ (1.11)	$ (0.66)	$ (10.41)
Net loss per share, diluted	$ (0.2)	$ (1.11)	$ (0.66)	$ (10.41)
Weighted-average common shares used to compute net loss per common share, basic	109,741,345	3,924,580	66,097,880	2,178,902
Weighted-average common shares used to compute net loss per common share, diluted	109,741,345	3,924,580	66,097,880	2,178,902